EQUITY (Details) - Schedule of movement of retained earnings - Retained earnings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY (Details) - Schedule of movement of retained earnings [Line Items]
Opening balance	$ (4,193,615)	$ 352,272	$ 218,971
Result for the year	(4,647,491)	(4,545,887)	190,430
Dividends			(57,129)
Closing balance	$ (8,841,106)	$ (4,193,615)	$ 352,272